Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums										$ 24,534	$ 23,874	$ 23,713
Net investment income										2,302	2,379	2,787
Fee income										458	460	450
Net realized investment gains	[1]									68	3	79
Other revenues										263	99	145
Total revenues		$ 7,193	$ 6,961	$ 6,785	$ 6,686	$ 6,678	$ 6,798	$ 6,710	$ 6,629	27,625	26,815	27,174
Claims and expenses
Claims and claim adjustment expenses										15,070	13,723	13,870
Amortization of deferred acquisition costs										3,985	3,885	3,882
General and administrative expenses										4,154	4,094	3,964
Interest expense										363	373	369
Total claims and expenses		5,891	6,014	5,898	5,769	5,469	5,491	5,634	5,481	23,572	22,075	22,085
Income before income taxes		1,302	947	887	917	1,209	1,307	1,076	1,148	4,053	4,740	5,089
Income tax expense		359	231	223	226	343	379	264	315	1,039	1,301	1,397
Net income		$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Net income per share
Basic		$ 3.32	$ 2.48	$ 2.27	$ 2.33	$ 2.87	$ 3.00	$ 2.56	$ 2.58	$ 10.39	$ 10.99	$ 10.82
Diluted		$ 3.28	$ 2.45	$ 2.24	$ 2.30	$ 2.83	$ 2.97	$ 2.53	$ 2.55	$ 10.28	$ 10.88	$ 10.70
Weighted average number of common shares outstanding
Basic										288.1	310.6	338.8
Diluted										291.0	313.9	342.5
Cash dividends declared per common share										$ 2.62	$ 2.38	$ 2.15

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.